LONG-TERM PREPAID EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	¥ 33,401			¥ 7,824
Additions	26,122			28,745
Amortisation	(12,909)			(3,168)	¥ (6,968)
Closing net book amount	46,614	$ 6,780		33,401	7,824
Gross carrying amount [member]
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	92,822			64,077
Closing net book amount	118,944			92,822	64,077
Accumulated amortisation [member]
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	(59,421)			(56,253)
Closing net book amount	¥ (72,330)			¥ (59,421)	¥ (56,253)

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .